Income taxes - Summary of Reconciliation Between Expenses of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income taxes
Loss before income tax	¥ (6,659)	$ (912)	¥ (64,554)	¥ (108,905)
Income tax expense computed at PRC statutory rate	(1,665)	(228)	(16,139)	(27,226)
International tax rate differential	2,080	285	4,206	5,596
Preferential tax rate	(16,830)	(2,306)	10,613	5,518
Deferred tax items tax rate differential	15,283	2,094	(6,502)	(5,399)
Research and development super-deduction	(19,403)	(2,658)	(26,393)	(28,463)
Non-deductible expenses	2,257	309	3,438	4,367
Deferred tax expenses	1,423	195	49	(679)
Non-taxable income	(3)			(157)
Prior year true up	2,156	295
Deemed income	59,152	8,104
Changes in valuation allowance	(44,340)	(6,075)	28,842	45,988
Income tax (benefit)/expense	¥ 110	$ 15	¥ (1,886)	¥ (455)